Financial instruments by category (Details 1) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortized cost:
Cash and cash equivalents	R$ 1,403,955	R$ 2,763,050	R$ 66,767	R$ 79,969
Accounts receivable	10,507,122	8,104,679
Other receivables	84,099	20,148
Judicial deposits	5,651	1,511
Investment	1,500
Fair value through other comprehensive income
Financial investments	1,349,666
Total	R$ 13,351,993	R$ 10,889,388